Prepayments, Deposits and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2025
Prepayments, Deposits and Other Receivables [Abstract]
Schedule of Prepayments, Deposits and Other Receivables
	As of December 31,
	2023	2024	2025
	US$’000	US$’000	US$’000
Prepayments	506	1,727	402
Deposits	353	195	980
Deposits paid for acquisition (note)	—	—	77,225
Other receivables	2,287	1,621	1,328
Less: impairment losses provided under ECL model	(501)	(501)	(501)
Total	2,645	3,042	79,434

Shown as:
- current	2,645	3,042	2,209
- non-current	—	—	77,225
Total	2,645	3,042	79,434

Note:	As of December 31, 2025, the Group paid US$77,225,000 as deposits for the acquisitions of hotels in New York in the United States, Perth in Australia and Kuala Lumpur in Malaysia.